UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5385

                           Scudder Value Series, Inc.
                           --------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period:  2/28/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder-Dreman High Return Equity Fund
Investment Portfolio as of February 28, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------------

                                                                               Shares              Value ($)
                                                                        ------------------------------------
Common Stocks 91.1%
Consumer Discretionary 6.7%
Automobiles 0.5%
Ford Motor Co. (e)                                                          2,573,875            32,559,519
                                                                                              -------------
Multiline Retail 0.9%
Federated Department Stores, Inc.                                             955,925            53,961,966
                                                                                              -------------
Specialty Retail 5.3%
Best Buy Co., Inc.                                                            326,270            17,625,105
Borders Group, Inc.(a)                                                      5,115,200           131,614,096
Home Depot, Inc.                                                            2,798,835           112,009,377
Staples, Inc.                                                               2,373,805            74,822,334
                                                                                              -------------
                                                                                                336,070,912

Consumer Staples 20.0%
Food & Staples Retailing 0.3%
Safeway, Inc.*                                                              1,090,725            20,069,340
                                                                                              -------------
Tobacco 19.7%
Altria Group, Inc.                                                          9,608,875           630,822,644
Imperial Tobacco Group (ADR)                                                  691,850            37,484,433
Reynolds American, Inc. (e)                                                 1,878,141           153,913,655
Universal Corp. (a)                                                         2,113,950           106,120,290
UST, Inc.                                                                   5,828,600           318,532,990
                                                                                              -------------
                                                                                              1,246,874,012

Energy 18.3%
Energy Equipment & Services 0.4%
Transocean, Inc.*                                                             490,775            23,792,772
                                                                                              -------------
Oil & Gas 17.9%
Anadarko Petroleum Corp.                                                      188,800            14,511,168
Apache Corp.                                                                  947,100            59,553,648
Burlington Resources, Inc.                                                    782,150            38,818,105
ChevronTexaco Corp.                                                         3,992,134           247,831,679
ConocoPhillips                                                              3,304,273           366,410,833
Devon Energy Corp.                                                          3,665,700           171,518,103
El Paso Corp. (e)                                                           6,132,125            75,609,101
EnCana Corp.                                                                  225,300            15,070,317
Kerr-McGee Corp.                                                              902,625            70,097,857
Occidental Petroleum Corp.                                                  1,058,900            74,408,903
                                                                                              -------------
                                                                                              1,133,829,714

Financials 25.8%
Banks 12.4%
Bank of America Corp.                                                       3,683,368           171,829,117
KeyCorp.                                                                    2,442,850            80,614,050
PNC Financial Services Group                                                1,695,010            89,225,326
Sovereign Bancorp, Inc.                                                     3,566,300            81,810,922
US Bancorp.                                                                 1,909,250            56,800,188
Wachovia Corp.                                                              1,019,500            54,043,695
Washington Mutual, Inc.                                                     6,012,264           252,274,598
                                                                                              -------------
                                                                                                786,597,896

Capital Markets 0.0%
Piper Jaffray Companies, Inc.*                                                  7,675               303,546
                                                                                              -------------
Diversified Financial Services 10.6%
CIT Group, Inc.                                                               654,875            26,424,206
Citigroup, Inc.                                                               161,500             7,706,780
Fannie Mae                                                                  4,637,250           271,093,635
Freddie Mac                                                                 5,340,350           331,101,700
JPMorgan Chase & Co.                                                          998,669            36,501,352
                                                                                              -------------
                                                                                                672,827,673

Insurance 2.8%
American International Group, Inc.                                          2,364,450           157,945,260
The St. Paul Travelers Companies, Inc.                                        482,360            18,484,035
                                                                                              -------------
                                                                                                176,429,295

Health Care 15.5%
Health Care Equipment & Supplies 0.8%
Becton, Dickinson & Co.                                                       795,640            47,634,967
                                                                                              -------------
Health Care Providers & Services 8.8%
AmerisourceBergen Corp.                                                     1,541,600            92,341,840
Cardinal Health, Inc.                                                         850,000            49,767,500
HCA, Inc.                                                                   2,099,900            99,136,279
Laboratory Corp. of America Holdings*                                       2,432,150           116,475,664
Medco Health Solutions, Inc.*                                               2,241,122            99,550,639
Quest Diagnostics, Inc.                                                     1,030,750           102,456,550
                                                                                              -------------
                                                                                                559,728,472

Pharmaceuticals 5.9%
Bristol-Myers Squibb Co.                                                    6,308,750           157,908,013
Merck & Co., Inc.                                                           2,644,520            83,831,284
Pfizer, Inc.                                                                3,397,705            89,325,664
Schering-Plough Corp.                                                         979,775            18,566,736
Wyeth                                                                         537,350            21,934,627
                                                                                              -------------
                                                                                                371,566,324

Industrials 2.4%
Industrial Conglomerates
General Electric Co.                                                        1,521,825            53,568,240
Tyco International Ltd.                                                     3,001,980           100,506,290
                                                                                              -------------
                                                                                                154,074,530

Information Technology 2.3%
IT Consulting & Services
Electronic Data Systems Corp. (e)                                           6,809,561           145,043,649
                                                                                              -------------
Utilities 0.1%
Gas Utilities
NiSource, Inc. (e)                                                            197,920             4,480,909
                                                                                              -------------

Total Common Stocks (Cost $4,236,442,625)                                                     5,765,845,496
                                                                                              -------------

                                                                            Principal
                                                                                 Amount ($)        Value ($)

US Government Backed 0.5%
US Treasury Bills:
2.463%**, 6/16/2005 (b)                                                    10,000,000             9,928,666
2.682%**, 7/28/2005 (b)                                                    20,000,000            19,783,950
                                                                                              -------------
Total US Government Backed (Cost $29,712,616)                                                    29,712,616



                                                                               Shares              Value ($)

Securities Lending Collateral 2.94%
Daily Assets Fund Institutional, 2.57% (d)(f)
(Cost $186,180,770)                                                       186,180,770           186,180,770
                                                                                              -------------
Cash Equivalents 8.3%
Scudder Cash Management QP Trust, 2.49% (c)
(Cost $527,283,292)                                                       527,283,292           527,283,292
                                                                                              -------------

                                                                               % of
                                                                              Net Assets         Value ($)
                                                                              ----------         ---------

Total Investment Portfolio  (Cost $4,979,619,303)                               102.8         6,509,022,174
Other Assets and Liabilities, Net                                                -2.8          -180,613,170
                                                                                              -------------
Net Assets                                                                      100.0         6,328,409,004
                                                                                              =============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) An affiliate issuer includes any company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund's transactions during the 3 months ended February 28, 2005 with companies which are or were affiliates is as follows:

                 Value ($) at                      Realized       Dividend/      Shares at  Value ($) at
                   Nov. 30,    Purchase Sales       Gain/          Interest      Feb. 28,     Feb. 28,
Affiliate            2004      Cost($)  Cost($)   (Loss)($)       Income($)        2005         2005
----------------------------------------------------------------------------------------------------------
Borders
Group, Inc.        116,524,256    -      -             -                460,368   5,115,200   131,614,096
----------------------------------------------------------------------------------------------------------
Universal
Corp.              102,907,086    -      -             -                887,859   2,113,950   106,120,290
----------------------------------------------------------------------------------------------------------
                   219,431,342                                        1,348,227               237,734,386
----------------------------------------------------------------------------------------------------------

(b) At February 28, 2005, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(e) All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2005 amounted to $180,733,404, which is 2.9% of net assets.

(f) Represents collateral held in connection with securities lending.

At February 28, 2005, open futures contracts purchased were as follows:

               Expiration              Aggregate                  Unrealized
Futures           Date     Contracts Face Value ($)   Value($)  Appreciation ($)
--------------------------------------------------------------------------------
S&P 500 Index  3/17/2005     1,224     363,297,900   368,454,600     5,156,700
--------------------------------------------------------------------------------

ADR: American Depositary Receipt

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder-Dreman High Return Equity Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder-Dreman High Return Equity Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               April 22, 2005